FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Schedule of Movements of Financial Assets at Fair Value) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of financial assets [line items]
As of January 1 | ¥
Upon initial recognition of the Equity Investments | ¥		107,340
Fair value adjustment (Note 11) | ¥		31,334
As of December 31 | ¥		¥ 138,674
USD [Member]
Disclosure of financial assets [line items]
As of January 1 | $
Upon initial recognition of the Equity Investments | $	16,436
Fair value adjustment (Note 11) | $	4,798
As of December 31 | $	$ 21,234